Tax (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income from continuing operations before taxes (CHF)
Switzerland	642	1,680	455
Foreign	3,454	510	3,016
Income from continuing operations before taxes	4,096	2,190	3,471
Current and deferred taxes (CHF)
Switzerland	12	140	38
Foreign	569	580	448
Current income tax expense	581	720	486
Switzerland	22	(123)	(176)
Foreign	673	(132)	346
Deferred income tax expense	695	(255)	170
Income tax expense	1,276	465	656
Income tax expense/(benefit) on discontinued operations	75	31	15
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	1	0	(4)
Cumulative translation adjustment	44	(12)	16
Unrealized gains/(losses) on securities	(12)	6	12
Actuarial gains/(losses), Tax	388	1	(172)
Net prior service credit/(cost)	(25)	63	105
Share-based compensation and treasury shares	0	(50)	256
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	901	482	764
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	189	242	(58)
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	189	242	(58)
of which total foreign tax expense	1,242	448	794
Changes in tax law and rates	184	182	172
of which tax expense caused by the reduction of deferred tax assets due to the impact of the change in UK corporation tax	184	182	172
Non-deductible amortization of other intangible assets and goodwill impairment	25	2	0
Other non-deductible expenses	492	393	447
of which non-deductible interest expenses	247	259	240
of which non-taxable offshore expenses	9	8	80
of which non-deductible bank levy costs and other non-deductible compensation expenses	93	57	49
of which non-deductible provision accruals	103
Additional taxable income	2	11	8
Lower taxed income	(381)	(422)	(424)
of which tax benefit related to exempt offshore income	56	29	52
of which tax benefit in respect to non-taxable dividend income	45	40	47
of which tax benefit related to non-taxable foreign exchange gains	18	11	47
of which tax benefit related to tax credits	67	100	42
of which tax benefit related non-taxable life insurance income	61	48	40
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	41	114
of which tax benefit in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank			116
of which tax benefit of a reversal deferred tax liability	49
of which tax benefit from tax deductible goodwill amortization	19
Income taxable to non-controlling interests	(252)	(117)	(289)
Changes in deferred tax valuation allowance	385	13	471
of which tax benefit from the release of valuation allowances on deferred tax assets	143	820	7
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	249	834	428
of which valuation allowance deferred tax assets increases reassessment	278
Tax deductible impairments of Swiss subsidiary investments	(268)	(161)	(55)
Other	(1)	(160)	(380)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US			261
of which tax benefit following the change in tax status of an entity	36
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	44	40	123
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	57	48
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement		70
of which tax expense relating to non-recoverable foreign and withholding taxes	56
Income tax expense	1,276	465	656
US
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US			132
Switzerland
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	642	1,680	455
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US			129
Bank
Income from continuing operations before taxes (CHF)
Switzerland	300	1,170	(176)
Foreign	3,370	812	2,687
Income from continuing operations before taxes	3,670	1,982	2,511
Current and deferred taxes (CHF)
Switzerland	(52)	85	(35)
Foreign	561	542	440
Current income tax expense	509	627	405
Switzerland	(15)	(121)	(251)
Foreign	683	(59)	290
Deferred income tax expense	668	(180)	39
Income tax expense	1,177	447	444
Income tax expense/(benefit) on discontinued operations	75	31	15
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	1	0	(4)
Cumulative translation adjustment	44	(12)	16
Unrealized gains/(losses) on securities	(8)	(1)	16
Actuarial gains/(losses), Tax	99	30	29
Net prior service credit/(cost)	0	(2)	(1)
Share-based compensation and treasury shares	1	(53)	275
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	807	436	552
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	215	279	(29)
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	215	279	(29)
of which total foreign tax expense	1,244	483	730
Changes in tax law and rates	184	182	170
of which tax expense caused by the reduction of deferred tax assets due to the impact of the change in UK corporation tax	184	182	170
Non-deductible amortization of other intangible assets and goodwill impairment	25	0	0
Other non-deductible expenses	493	382	444
of which non-deductible interest expenses	247	259	240
of which non-taxable offshore expenses	9	8	80
of which non-deductible bank levy costs and other non-deductible compensation expenses	93	57	49
of which non-deductible provision accruals	103
Additional taxable income	(5)	6	6
Lower taxed income	(374)	(413)	(422)
of which tax benefit related to exempt offshore income	56	29	52
of which tax benefit in respect to non-taxable dividend income	45	40	47
of which tax benefit related to non-taxable foreign exchange gains	18	11	47
of which tax benefit related to tax credits	67	100	42
of which tax benefit related non-taxable life insurance income	61	48	40
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	41	114
of which tax benefit in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank			116
of which tax benefit of a reversal deferred tax liability	49
of which tax benefit from tax deductible goodwill amortization	19
Income taxable to non-controlling interests	(262)	(118)	(312)
Changes in deferred tax valuation allowance	381	10	471
of which tax benefit from the release of valuation allowances on deferred tax assets	143	820	7
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	245	834	428
of which valuation allowance deferred tax assets increases reassessment	278
Tax deductible impairments of Swiss subsidiary investments	(268)	(161)	(55)
Other	(19)	(156)	(381)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US			261
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	41	43	125
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	57	48
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement		70
of which tax benefit from the change in the tax status	36
of which tax expense relating to non-recoverable foreign and withholding taxes	41
Income tax expense	1,177	447	444
Bank | US
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US			132
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	300	1,170	(176)
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US			129